Goodwill and Intangible Assets - Summary of Net Book Value Goodwill and Intangible Assets (Parenthetical) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Indefinite-life intangible assets that have significant carrying value	[1]	€ 29,493	€ 31,029
Disposal Groups Held for Sale [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets reclassified as held for sale		(283)
Indefinite-life intangible assets that have significant carrying value	[2]	82	3
Knorr [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Indefinite-life intangible assets that have significant carrying value		1,789	1,816
Carver Korea [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Indefinite-life intangible assets that have significant carrying value		1,534	1,509
Hellmann's [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Indefinite-life intangible assets that have significant carrying value		€ 1,195	€ 1,220

[1]	Within the indefinite-life intangible assets there are three brands that have a significant carrying value: Knorr €1,816 milion (2018: €1,789 million), Carver Korea €1,509 million (2018: €1,534 million) and Hellmann’s €1,220 million (2018: €1,195 million).
[2]	In 2018, disposal groups held for sale consists of assets mainly relating to Alsa baking and dessert business which was disposed during 2019.